                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
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           Washington, D.C.   20007
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Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
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Title:     President
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Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             April 13, 2009
---------------------     -------------------------         --------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      47
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Form 13F Information Table Value Total:      $46,060
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1283     26900  SH          SOLE               25200           1700
                                                         382      8000  SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      505     47000  SH          SOLE               47000
BP Amoco PLC                       COM    055622104      228      5674  SH          SOLE                5174            500
                                                         151      3760  SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      274        97  SH          SOLE                  85             12
Bristol Myers Co.                  COM    110122108     1442     65800  SH          SOLE               59800           6000
Cisco Systems                      COM    17275R102     1820    108500  SH          SOLE              103600           4900
Coca Cola Co.                      COM    191216100     1358     30900  SH          SOLE               28400           2500
E. I. duPont de Nemours & Co.      COM    263534109     1297     58100  SH          SOLE               55600           2500
EMC Corp.                          COM    268648102      719     63100  SH          SOLE               57100           6000
                                                          17      1500  SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     1012     35400  SH          SOLE               32300           3100
                                                          17       600  SH          OTHER                               600
Exxon Mobil                        COM    30231G102      916     13452  SH          SOLE               12952            500
                                                         578      8484  SH          OTHER                              8484
General Electric Co.               COM    369604103     1869    184911  SH          SOLE              174411          10500
                                                         151     14928  SH          OTHER                             14928
Hewlett Packard                    COM    428236103      987     30800  SH          SOLE               26600           4200
IBM                                COM    459200101     1565     16152  SH          SOLE               14652           1500
                                                         103      1064  SH          OTHER                              1064
Intel Corp.                        COM    458140100     1495     99500  SH          SOLE               92500           7000
                                                          23      1500  SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3003     57100  SH          SOLE               52900           4200
KLA Tencor Corp.                   COM    482480100      866     43300  SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      479     23644  SH          OTHER                             23644
Merck & Co., Inc.                  COM    589331107     1113     41600  SH          SOLE               37600           4000
                                                          80      3000  SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1053     57300  SH          SOLE               53700           3600
                                                          59      3200  SH          OTHER                              3200
Nucor Corp.                        COM    670346105     1313     34400  SH          SOLE               32200           2200
                                                          46      1200  SH          OTHER                              1200
PepsiCo Inc.                       COM    713448108      206      4000  SH          SOLE                4000
Plum Creek Timber                  COM    729251108     1177     40500  SH          SOLE               37500           3000
Procter & Gamble Company           COM    742718109      598     12700  SH          SOLE               12100            600
Progressive Corp.-Ohio             COM    743315103      555     41272  SH          SOLE               41272
                                                        9215    685636  SH          OTHER             685636
Royal Dutch Shell                  COM    780259206      576     13000  SH          SOLE               13000
Stryker Corp.                      COM    863667101     3702    108744  SH          SOLE              103044           5700
                                                         340     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      704     47100  SH          SOLE               44100           3000
Unilever PLC                       COM    904767704     1469     77600  SH          SOLE               71880           5720
                                                          51      2700  SH          OTHER                              2700
Washington Post 'B'                COM    939640108      357      1000  SH          SOLE                1000
Wyeth                              COM    983024100       39       900  SH          SOLE                                900
                                                         258      6000  SH          OTHER                              6000
Deutsche Bank Capital Funding      PFD    25153Y206      609     52000  SH          SOLE               42000          10000